Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) / income	$ (16,622,031)	$ 20,102,204
Adjustments to reconcile net (loss) / income to net cash provided by operating activities:
Depreciation	15,715,663	15,800,393
Amortization of deferred drydock expenditures	2,750,033	2,777,670
Share-based compensation	1,140,365	1,630,702
Amortization of deferred finance fees	1,401,083	867,309
Unrealized (gains) / losses on derivatives	(80,049)	99,292
Foreign exchange	(44,091)	(19,971)
Deferred drydock expenditures	(3,329,971)	(3,566,595)
Changes in operating assets and liabilities:
Receivables	1,174,731	(3,164,624)
Prepaid expenses and other assets	65,451	284,417
Advances and deposits	(1,730,489)	(643,816)
Inventories	816,977	3,587,431
Accounts payable	(1,114,311)	(1,902,923)
Accrued expenses and other liabilities	(713,097)	(4,536,813)
Charter revenue received in advance	975,970	0
Accrued interest on debt and finance leases	(88,868)	(189,254)
Net cash provided by operating activities	317,366	31,125,422
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of vessels	9,895,000	0
Payments for acquisition of vessels and vessel equipment	(1,056,926)	(860,418)
Advances for Ballast water treatment systems	(157,879)	(365,712)
Payments for other non-current assets	(33,792)	(61,836)
Payments for equity investments	(4,997,802)	0
Net cash provided by / (used in) investing activities	3,648,601	(1,287,966)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from long-term debt	0	10,178,101
Repayments of long-term debt	(68,511,781)	(7,904,486)
Proceeds from finance leases	49,000,000	0
Repayments of finance leases	(9,465,792)	(9,261,596)
Payments for deferred finance fees	(980,000)	0
Payment of dividend	0	(1,659,308)
Issuance of preferred stock	23,047,291	0
Net cash (used in) / provided by financing activities	(6,910,282)	(8,647,289)
Net (decrease) / increase in cash and cash equivalents	(2,944,315)	21,190,167
Cash and cash equivalents at the beginning of the year	58,365,330	51,723,107
Cash and cash equivalents at the end of the period	55,421,015	72,913,274
Cash paid during the year for:
Cash paid during the period for interest in respect of debt	2,538,753	3,922,038
Cash paid during the period for interest in respect of finance leases	4,035,407	5,604,282
Cash paid during the period for operating lease liabilities	228,006	242,139
Cash paid during the period for income taxes	90,885	61,326
Non-cash investing activity: Investment in Element 1 by issuing 950,000 shares of common stock	5,320,000	0
Non-cash financing activity: Accrued preference dividends	$ 81,507	$ 0